D1 Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
D1 Provisions

Provisions

	Restructuring	Customer related	Supplier related	Warranty	Share-based payments	Other	Total

2025

Opening balance	3,872	1,760	743	766	2,992	1,582	11,715

Additions	2,011	464	256	523	2,075	1,408	6,737

Reversal of excess amounts	–294	–359	–213	–156	–127	–107	–1,256

Charged to income statement							5,481

Utilization	–3,572	–1,037	–99	–489	–1,654	–927	–7,778

Reclassifications	–	–	–	–	–	2	2

Translation differences	–128	–80	–26	–6	–304	–192	–736
Closing balance	1,889	748	661	638	2,982	1,766	8,684

of which current provisions	1,473	370	23	523	1,896	1,406	5,691

of which non-current provisions	416	378	638	115	1,086	360	2,993

2024

Opening balance	3,720	2,857	954	956	1,584	1,635	11,706

Additions	4,498	686	324	389	2,209	1,239	9,345

Reversal of excess amounts	–252	–485	–399	–209	–101	–313	–1,759

Charged to income statement							7,586

Utilization	–4,175	–748	–230	–376	–820	–941	–7,290

Reclassifications	–3	–632	83	–	–	73	–479

Translation differences	84	82	11	6	120	–111	192
Closing balance	3,872	1,760	743	766	2,992	1,582	11,715

of which current provisions	2,993	1,648	274	560	1,633	1,096	8,204

of which non-current provisions	879	112	469	206	1,359	486	3,511

Provisions will fluctuate over time depending on the business mix, market mix and technology shifts. Risk assessment in the ongoing business is performed monthly to identify the need for new additions and reversals of excess amounts. Management uses its best judgment to estimate provisions based on this assessment. Under certain circumstances, provisions are no longer required due to outcomes being more favorable than anticipated, which affect the provision balance as a reversal. In other cases, the outcome can be negative, and if so, a charge is recorded in the income statement.
For 2025, the total provision value is SEK 8.7 (11.7) billion, of which SEK 3.0 (3.5) billion is classified as non-current.
The significant restructuring provision utilization of SEK 3.6 (4.2) billion is due to cost-reduction activities and utilization of prior year provisions. For more information, see note A1 ”Material accounting policies” and note A2 ”Judgments and critical accounting estimates” for key estimation uncertainty regarding timing and amount.
Restructuring provisions
Restructuring provisions relate to structural efficiency programs that are planned and controlled by management and have a material impact on either the scope of the business undertaken or the manner in which the business is conducted. Restructuring provisions in 2025 relate to the cost- reduction activities that have resulted in fundamental reorganizations of the impacted units. Restructuring provisions are recognized based on the expected costs of the respective restructuring programs and primarily consist of personnel costs. Estimation uncertainty exists regarding the execution of the restructuring programs, which may impact the expected timing and realization of costs. Restructuring provisions are reviewed and adjusted regularly based on management’s best estimate. The expected timing and amount of outflows are dependent on whether the plan execution is in line with management’s assessment. The majority of the restructuring provision will be utilized within 1 year. For more information about the restructuring charges booked in the income statement, see note B3 ”Expenses by nature.”
Customer-related provisions
Customer-related provisions mainly consist of provisions for losses on customer contracts. To measure the customer-related provisions, management estimates the unavoidable costs to fulfill the obligations under the customer contract. If the exit penalty is lower than the estimated costs to fulfill the contract, then the provision value is limited to the exit penalty value. The unavoidable costs to fulfill the contract sometimes differ from management’s estimates. Provisions raised for loss-making customer contracts are therefore regularly reviewed and adjusted based on the latest information available considering the realization of the costs estimated. The expected timing and amount of outflows are dependent on whether the customer contract execution is in line with management’s assessment. The majority of the customer-related provisions will be utilized over 3 years.
Supplier-related provisions
Supplier-related provisions are for supplier claims/guarantees based on the contractual commitments mostly relating to inventory. The provision is calculated by comparing the committed purchase obligations with the expected usage based on forecasted sales volumes, and the lower of the unavoidable cost to fulfill the contract or the exit penalty is provided for. Estimation uncertainty exists regarding the expected usage and sales volumes forecast and, if applicable, the assessment of the risk of obsolescence, as these are based on management’s expectations. If applicable, when the committed inventory is purchased, the provision is reclassified from provisions to inventory allowances. The expected timing and amount of outflows are dependent on the actual outcome of the supplier claims and guarantees. The majority of the supplier-related provisions will be utilized over 2 years.
Warranty provisions
Warranty provisions are based on historic
quality
rates for established products as well as estimates regarding quality rates for new products and costs to remedy the various types of faults predicted. Uncertainty exists regarding the timing and amount as management utilizes the historical trends to estimate the warranty provisions as well as the cost to repair or replace, which may differ from the actual outcomes. New product warranty provisions require further estimation since historical information is not available. These provisions do not include costs for service in addition within customer contracts that are accounted for as separate performance obligations. The expected timing and amount of outflows are dependent on the actual product faults which may occur. The majority of the warranty provisions are expected to be utilized within 1 year.

Share-based payments provisions
Share-based payments provisions relate to cash-settled share-based programs. The provision is recognized over the vesting period by estimating the number of synthetic shares and fair value of the instruments expected to vest, see note G3 ”Share-based compensation” for more information. The uncertainty regarding outflows is relating to the fair value of the underlying instrument during the service period and expected fulfilment of the service conditions. Share-based payment provisions will be utilized according to the awards’ vesting dates and will be utilized over a period of 3 years.
Other provisions
Other provisions mostly relate to litigation and patent infringement disputes. Management regularly assesses the likelihood of any adverse outcomes relating to ongoing litigations and disputes, and if deemed probable then a provision is raised based on the best estimate of the expenditure required to settle with the counterpart. There is uncertainty in the final outcome and settlement, therefore management reviews the estimation regularly. Outflows relating to litigations are inherently uncertain regarding timing and amount, and therefore the majority of the provisions are classified as current, but outflows may happen over a number of years depending on when settlement is reached.